Long-term assets - E.1.6. Impairment testing of goodwill (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Goodwill impairment testing, period of planning horizon	10 years
Goodwill, impairment testing, sensitivity analysis term	5 years
Nicaragua
Disclosure of information for cash-generating units [line items]
WACC rate, impairment loss test, Bits Per Second	1.09%	1.54%
Average EBITDA margin, impairment loss test, Bits Per Second	(1.95%)
Minimum
Disclosure of information for cash-generating units [line items]
WACC rates, sensitivity analysis, changes in key assumptions (in percent)	(2.00%)	(2.00%)
Perpetual growth rate, , sensitivity analysis, changes in key assumptions (in percent)	(1.00%)	(1.00%)
EBITDA margin, sensitivity analysis, changes in key assumptions (in percent)	(3.00%)	(2.00%)
CAPEX intensity, sensitivity analysis, changes in key assumptions (in percent)	(1.00%)	(1.00%)
Maximum
Disclosure of information for cash-generating units [line items]
WACC rates, sensitivity analysis, changes in key assumptions (in percent)	2.00%	2.00%
Perpetual growth rate, , sensitivity analysis, changes in key assumptions (in percent)	1.00%	1.00%
EBITDA margin, sensitivity analysis, changes in key assumptions (in percent)	3.00%	2.00%
CAPEX intensity, sensitivity analysis, changes in key assumptions (in percent)	1.00%	1.00%
Bolivia
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	46.90%	41.30%
Average CAPEX intensity	14.80%	13.60%
Perpetual growth rate	1.00%	1.00%
WACC rate after tax	22.90%	15.40%
Colombia
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	41.40%	39.60%
Average CAPEX intensity	11.20%	12.30%
Perpetual growth rate	2.00%	2.00%
WACC rate after tax	8.90%	10.70%
Guatemala
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	55.90%	53.30%
Average CAPEX intensity	8.30%	11.30%
Perpetual growth rate	1.00%	1.00%
WACC rate after tax	8.70%	9.70%
Costa Rica
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	37.70%	39.80%
Average CAPEX intensity	16.40%	16.20%
Perpetual growth rate	0.00%	2.00%
WACC rate after tax	8.20%	10.10%
El Salvador
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	47.80%	41.70%
Average CAPEX intensity	11.90%	13.60%
Perpetual growth rate	1.00%	1.00%
WACC rate after tax	10.20%	12.10%
Nicaragua
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	50.50%	47.50%
Average CAPEX intensity	15.10%	13.80%
Perpetual growth rate	2.00%	3.00%
WACC rate after tax	15.30%	15.50%
Panama
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	51.00%	46.50%
Average CAPEX intensity	10.90%	13.10%
Perpetual growth rate	1.00%	1.00%
WACC rate after tax	9.40%	8.90%
Paraguay
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	50.80%	46.80%
Average CAPEX intensity	12.90%	14.50%
Perpetual growth rate	0.00%	1.00%
WACC rate after tax	8.60%	9.80%